Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2018
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2017	2018
	(In thousands)
Cash and cash equivalents:
Cash	$1,000,953	$1,234,596

Short-term investments:
Bank time deposits	791,730	591,269

Total cash, cash equivalents and short-term investments	$1,792,683	$1,825,865

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was $7.6 million, $19.5 million and $58.0 million for the years ended December 31, 2016, 2017 and 2018, respectively. The maturity dates for the time deposits were within one year.